Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Equivalents - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	81,948,122
HBC Holdback Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	200,000
Warrants – Public [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	6,175,000
Warrants – Private [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	5,405,000
Warrants – Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	10,266,664
Warrants – Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	25,666,660
Stock-based compensation – equity awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	300,000
Forward Purchase Agreement – Additional Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	8,038,537
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	3,396,261
HBC Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents excluded from dilutive loss per share	22,500,000